Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 32,958		$ 26,703,190	$ (45,818,073)	$ (19,081,925)
Balance, shares at Dec. 31, 2021	32,958,288
Balance at Dec. 31, 2021	$ 32,958		26,703,190	(45,818,073)	(19,081,925)
Balance, shares at Dec. 31, 2021	32,958,288
Balance at Dec. 31, 2021	$ 32,958		26,703,190	(45,818,073)	(19,081,925)
Balance, shares at Dec. 31, 2021	32,958,288
Balance at Dec. 31, 2021	$ 32,958		26,703,190	(45,818,073)	(19,081,925)
Balance, shares at Dec. 31, 2021	32,958,288
Stock based compensation			4,188		4,188
Warrants issued for debt discount			164,196		164,196
Proceeds from issuance of Preferred stock		$ 1	951,749		951,750
Proceeds from issuance of Preferred stock, shares		141
Adjust Steward (Bankruptcy) Settlement			7,500,000		7,500,000
Net loss				(9,943,702)	(9,943,702)
Balance at Dec. 31, 2022	$ 32,958	$ 1	35,323,323	(55,761,775)	(20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Balance at Dec. 31, 2022	$ 32,958	$ 1	35,323,323	(55,761,775)	(20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Balance at Dec. 31, 2022	$ 32,958	$ 1	35,323,323	(55,761,775)	(20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Balance at Dec. 31, 2022	$ 32,958	$ 1	35,323,323	(55,761,775)	(20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Balance at Dec. 31, 2022	$ 32,958	$ 1	35,323,323	(55,761,775)	(20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Stock based compensation
Warrants issued for debt discount			1,672		1,672
Proceeds from issuance of Preferred stock			45,000		45,000
Proceeds from issuance of Preferred stock, shares		6
Net loss				(8,171,232)	(8,171,232)
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Balance at Dec. 31, 2023	$ 32,958	$ 1	$ 35,369,995	$ (63,933,006)	$ (28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147